FENIMORE ASSET MANAGEMENT TRUST

FAM Funds

Institutional Shares

FAM Value Fund

FAMWX

FAM Dividend Focus Fund

[TBD]

FAM Small Cap Fund

FAMDX

Supplement dated August 27, 2020

to the Prospectus and Statement of Additional Information

each dated May 1, 2020

This supplement updates certain information in the Prospectus and the Statement of Additional Information (“SAI”) with respect to the FAM Value Fund, FAM Dividend Focus Fund, and the FAM Small Cap Fund (collectively the “Funds”) and in the Summary Prospectus to revise information contained therein as described below. For more information or to obtain a copy of the Prospectus or the SAI free of charge, please contact the Fund at 800.932.3271.

Effective September 14, 2020, Ultimus Fund Solutions, LLC (“Ultimus”) will begin serving as the Co-Transfer Agent to the Funds.

1.	In the “Purchasing and Adding to Your Shares” section on page 18 of the Prospectus, the mailing address for the FAM Funds is deleted and replaced with the following:

Regular Mail:	Overnight Delivery:
FAM Funds	FAM Funds
P.O. Box 46707	c/o Ultimus Fund Solutions, LLC
Cincinnati, Ohio 45246-0707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

2.	The following is added to the “Wire Instructions” on page 20 of the Prospectus.

Neither the Funds, Ultimus, nor First National Bank of Omaha are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or incomplete wire instructions.

3.	In the “Instructions for Redemptions of Shares” section on page 22 of the Prospectus, the mailing address for the FAM Funds is deleted and replaced with the following:

Regular Mail:	Overnight Delivery:
FAM Funds	FAM Funds
P.O. Box 46707	c/o Ultimus Fund Solutions, LLC
Cincinnati, Ohio 45246-0707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

4.	In the “To Obtain Additional Information” section on page 32 of the Prospectus, the mailing address for the FAM Funds is deleted and replaced with the following:

Regular Mail:

FAM Funds

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(800) 932-3271

www.famfunds.com

5.	The address for the FAM Funds on the Cover Page of the SAI is deleted and replaced with the following:

FAM Funds

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(800) 932-3271

www.famfunds.com

6.	In the “Other Service Providers” section on page 19 of the SAI, the “Transfer Agent” section is deleted and replaced with the following:

TRANSFER AGENT. Effective September 14, 2020, Fenimore retained Ultimus Fund Solutions, LLC (“Ultimus”) to serve as Co-Transfer Agent to the Funds with the Trust. Ultimus has its principal place of business at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Prior to September 14, 2020, the Trust acted as Transfer Agent for its own shares of beneficial interest.

Please retain this Supplement for future reference.